CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Property and equipment, accumulated depreciation	$ 6,098	$ (12,194)	$ 0
Short-term debt, net of unamortized discounts	0	239,847
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized (in shares)	843,750,000	843,750,000
Common stock, shares, issued (in shares)	79,316,408	70,299,003
Common stock, shares, outstanding (in shares)	79,316,408	70,299,003
Successor [Member]
Property and equipment, accumulated depreciation		12,194
Short-term debt, net of unamortized discounts		239,847
Common stock, par value (in dollars per share)		$ 0.001
Common stock, shares authorized (in shares)		843,750,000
Common stock, shares, issued (in shares)		70,299,003
Common stock, shares, outstanding (in shares)		70,299,003
Predecessor [Member]
Property and equipment, accumulated depreciation			0
Short-term debt, net of unamortized discounts			$ 0
Common stock, par value (in dollars per share)			$ 25.64
Common stock, shares authorized (in shares)			100,000
Common stock, shares, issued (in shares)			100,000
Common stock, shares, outstanding (in shares)			100,000